SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 2)	12 Months Ended
Dec. 31, 2012 year
Realogy
Property, Plant And Equipment [Line Items]
Contractual period of franchise rights (in years)	25
Computer and software
Property, Plant And Equipment [Line Items]
Estimated Useful Life (in Years)	5
Furniture, fixtures and equipment
Property, Plant And Equipment [Line Items]
Estimated Useful Life (in Years)	5
Vehicles
Property, Plant And Equipment [Line Items]
Estimated Useful Life (in Years)	5